Business Combinations (Tables)	3 Months Ended
Mar. 31, 2024
IHS Kuwait acquisition of towers in Kuwait
Business Combinations
Disclosure of detailed information about asset acquisitions

2023
$’000

Gross consideration	6,408
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW	(1,922)
Net cash consideration for 70% controlling interest in the acquired towers	4,486

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	5,576
Customer-related assets	2,224
Network-related assets	766
Trade and other payables	(2,158)
Total identifiable net assets acquired (at 100%)	6,408

Goodwill	—

Non-controlling interest portion of above at 30%	1,922

Revenue - post-acquisition	n.a.
Income/(loss) - post-acquisition	n.a.